Deferred tax - Changes in deferred taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	€ 1,126	€ 1,363
Credited/charged (-) to profit or loss	126	(72)
Reclassification to assets/liabilities held for sale		(292)
Charged to other comprehensive income	177	132
Exchange differences	45	(4)
On December 31	1,474	1,126
Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	(23,607)	(20,148)
Credited/charged (-) to profit or loss	2,977	(3,477)
Exchange differences	(30)	18
On December 31	(20,660)	(23,607)
Intangible assets other than goodwill | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	(21,588)	(20,148)
Credited/charged (-) to profit or loss	2,306	(1,458)
Exchange differences	(30)	18
On December 31	(19,312)	(21,588)
Retirement benefit liabilities | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	159	19
Credited/charged (-) to profit or loss	(82)
Charged to other comprehensive income	177	132
Exchange differences	(1)	8
On December 31	253	159
Tax loss carryforward | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1		1,061
Credited/charged (-) to profit or loss		(1,061)
Property, plant and equipment | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	292
Credited/charged (-) to profit or loss	18	298
Exchange differences	19	(6)
On December 31	329	292
Other | Deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	675	281
Credited/charged (-) to profit or loss	190	692
Reclassification to assets/liabilities held for sale		(292)
Exchange differences	27	(6)
On December 31	892	675
Other | Deferred tax liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
On January 1	(2,019)
Credited/charged (-) to profit or loss	671	(2,019)
On December 31	€ 1,348	€ (2,019)